Selected Quarterly Financial Results (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Sales	$ 2,411.7	$ 2,601.0	$ 2,623.3	$ 2,584.7	$ 2,319.2	$ 2,479.3	$ 2,581.4	$ 2,412.1	$ 2,129.6	$ 10,128.2	$ 9,602.4	$ 8,801.2
Gross Profit	402.0	425.4	432.7	426.9	384.6	412.3	420.0	400.8	350.4	1,669.6	1,583.5	1,390.8
Income (loss) from operations	120.1	130.9	139.7	136.4	103.6	111.1	139.7	128.2	91.7	510.6	470.7	352.7
Net income (loss)	28.3	33.3	38.0	36.8	10.9	19.0	37.1	(34.8)	(4.2)	119.0	17.1	(29.2)
Corporate [Member]
Net Sales	1,403.9	1,442.8	1,312.8	1,394.4	1,362.8	1,386.4	1,330.3	1,338.4	1,279.3	5,512.8	5,334.4	4,833.6
Income (loss) from operations	94.1				84.8					349.0	331.6	256.2
Corporate [Member] | Medium/Large [Member]
Net Sales		1,178.5	1,055.7	1,124.7	1,089.6	1,118.6	1,070.6	1,075.0	1,022.9
Corporate [Member] | Small Business [Member]
Net Sales		264.3	257.1	269.7	273.2	267.8	259.7	263.4	256.4
Public [Member]
Net Sales	846.8	1,001.3	1,163.7	1,040.4	817.6	959.0	1,123.1	951.2	723.9	4,023.0	3,757.2	3,560.6
Income (loss) from operations	45.6				42.1					246.7	233.3	193.0
Public [Member] | Government [Member]
Net Sales		404.9	408.6	318.0	262.6	427.4	388.1	296.1	231.9
Public [Member] | Education [Member]
Net Sales		226.4	394.7	349.5	221.7	224.1	415.7	343.3	214.6
Public [Member] | Healthcare [Member]
Net Sales		370.0	360.4	372.9	333.3	307.5	319.3	311.8	277.4
Other [Member]
Net Sales	161.0	156.9	146.8	149.9	138.8	133.9	128.0	122.5	126.4	592.4	510.8	407.0
Income (loss) from operations	$ 6.1				$ 2.5					$ 18.6	$ 17.5	$ 14.3